Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years
ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years	5 years